Schedule of Investments (unaudited) June 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	293,006	$28,752,679
BWX Technologies Inc.	288,556	16,343,812
HEICO Corp.(b)	169,966	16,937,112
HEICO Corp., Class A	295,903	24,039,159
Huntington Ingalls Industries Inc.	17,790	3,104,177
Mercury Systems Inc.(a)	210,324	16,544,086
TransDigm Group Inc.	54,895	24,266,335
Virgin Galactic Holdings Inc.(a)	245,007	4,003,414

		133,990,774

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	98,482	7,785,987
Expeditors International of Washington Inc.(b)	481,622	36,622,537
XPO Logistics Inc.(a)	21,485	1,659,716

		46,068,240

Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	41,023	22,014,993
Brown-Forman Corp., Class A(b)	181,924	10,473,365
Brown-Forman Corp., Class B, NVS(b)	728,429	46,371,790

		78,860,148

Biotechnology — 6.4%
ACADIA Pharmaceuticals Inc.(a)	517,573	25,086,763
Acceleron Pharma Inc.(a)	202,698	19,311,039
Agios Pharmaceuticals Inc.(a)(b)	25,634	1,370,906
Alexion Pharmaceuticals Inc.(a)(b)	155,106	17,409,097
Alnylam Pharmaceuticals Inc.(a)(b)	539,887	79,962,664
BioMarin Pharmaceutical Inc.(a)	773,479	95,400,900
Bluebird Bio Inc.(a)	137,007	8,362,907
Exact Sciences Corp.(a)	611,425	53,157,290
Exelixis Inc.(a)(b)	521,895	12,389,787
Global Blood Therapeutics Inc.(a)	276,983	17,485,937
Immunomedics Inc.(a)	974,708	34,543,652
Incyte Corp.(a)	859,795	89,392,886
Ionis Pharmaceuticals Inc.(a)	304,157	17,933,097
Iovance Biotherapeutics Inc.(a)	640,129	17,571,541
Moderna Inc.(a)(b)	1,267,843	81,408,199
Neurocrine Biosciences Inc.(a)(b)	435,337	53,111,114
Sage Therapeutics Inc.(a)	17,914	744,864
Sarepta Therapeutics Inc.(a)(b)	350,816	56,249,837
Seattle Genetics Inc.(a)(b)	574,896	97,686,328

		778,578,808

Building Products — 0.9%
Allegion PLC	281,804	28,806,005
Armstrong World Industries Inc.	83,423	6,503,657
Carrier Global Corp.	1,476,115	32,799,275
Trex Co. Inc.(a)	273,663	35,595,347

		103,704,284

Capital Markets — 3.3%
Apollo Global Management Inc.	400,422	19,989,066
Ares Management Corp., Class A	464,141	18,426,398
Carlyle Group Inc. (The)	51,794	1,445,053
Cboe Global Markets Inc.	112,948	10,535,789
FactSet Research Systems Inc.(b)	175,051	57,499,002
LPL Financial Holdings Inc.	29,350	2,301,040
MarketAxess Holdings Inc.	174,203	87,261,767
Morningstar Inc.	85,869	12,104,953
MSCI Inc.	391,141	130,570,689
T Rowe Price Group Inc.	272,110	33,605,585

Security	Shares	Value

Capital Markets (continued)
Tradeweb Markets Inc., Class A	330,220	$19,198,991
Virtu Financial Inc., Class A	264,141	6,233,727

		399,172,060

Chemicals — 0.7%
FMC Corp.	120,737	12,027,820
NewMarket Corp.	26,994	10,810,557
RPM International Inc.	505,805	37,965,723
Scotts Miracle-Gro Co. (The)	179,664	24,159,418
WR Grace & Co.	95,201	4,837,163

		89,800,681

Commercial Services & Supplies — 1.8%
Cintas Corp.	369,532	98,428,544
Copart Inc.(a)	958,763	79,836,195
IAA Inc.(a)(b)	151,226	5,832,787
MSA Safety Inc.	38,221	4,374,011
Rollins Inc.(b)	613,885	26,022,585

		214,494,122

Communications Equipment — 0.6%
Arista Networks Inc.(a)(b)	227,608	47,804,508
CommScope Holding Co. Inc.(a)	56,685	472,186
Lumentum Holdings Inc.(a)	37,874	3,084,080
Motorola Solutions Inc.	82,131	11,509,017
Ubiquiti Inc.(b)	32,883	5,740,057

		68,609,848

Construction & Engineering — 0.0%
Quanta Services Inc.	130,705	5,127,557

Consumer Finance — 0.1%
Credit Acceptance Corp.(a)(b)	3,344	1,401,169
LendingTree Inc.(a)(b)	35,536	10,288,738
SLM Corp.	409,094	2,875,931

		14,565,838

Containers & Packaging — 1.2%
Amcor PLC(a)	1,139,313	11,632,386
Avery Dennison Corp.	162,296	18,516,351
Ball Corp.(b)	1,410,451	98,012,240
Berry Global Group Inc.(a)(b)	213,672	9,469,943
Crown Holdings Inc.(a)(b)	63,196	4,115,955
Graphic Packaging Holding Co.	286,733	4,011,395

		145,758,270

Distributors — 0.4%
Pool Corp.(b)	183,487	49,884,611

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions Inc.(a)(b)	189,395	22,197,094
Chegg Inc.(a)(b)	572,976	38,538,366
frontdoor Inc.(a)	68,050	3,016,656
H&R Block Inc.	641,852	9,165,647

		72,917,763

Electric Utilities — 0.1%
NRG Energy Inc.	399,415	13,004,952

Electrical Equipment — 0.8%
Generac Holdings Inc.(a)	263,733	32,156,964
Rockwell Automation Inc.	265,983	56,654,379
Vertiv Holdings Co.(a)	943,046	12,787,704

		101,599,047

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A(b)	808,145	77,428,372

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp./DE	669,453	$77,777,049
Cognex Corp.(b)	779,634	46,559,742
Coherent Inc.(a)	94,308	12,352,462
Dolby Laboratories Inc., Class A	33,202	2,187,016
IPG Photonics Corp.(a)(b)	11,094	1,779,367
Jabil Inc.	132,158	4,239,629
Keysight Technologies Inc.(a)(b)	297,556	29,987,694
Zebra Technologies Corp., Class A(a)	226,116	57,874,390

		310,185,721

Entertainment — 2.9%
Live Nation Entertainment Inc.(a)(b)	671,283	29,757,975
Roku Inc.(a)(b)	479,505	55,876,718
Spotify Technology SA(a)(b)	618,649	159,728,985
Take-Two Interactive Software Inc.(a)	490,541	68,464,807
World Wrestling Entertainment Inc., Class A	217,225	9,438,426
Zynga Inc., Class A(a)(b)	3,455,314	32,963,696

		356,230,607

Equity Real Estate Investment Trusts (REITs) — 1.5%
Americold Realty Trust	93,809	3,405,267
Brookfield Property REIT Inc., Class A	243,202	2,422,292
CoreSite Realty Corp.	128,179	15,517,350
Equity LifeStyle Properties Inc.	337,391	21,080,189
Extra Space Storage Inc.	420,183	38,812,304
Iron Mountain Inc.	793,131	20,700,719
Simon Property Group Inc.	1,130,093	77,275,759

		179,213,880

Food & Staples Retailing — 0.2%
Grocery Outlet Holding Corp.(a)(b)	175,736	7,170,029
Sprouts Farmers Market Inc.(a)(b)	470,186	12,032,060

		19,202,089

Food Products — 1.8%
Beyond Meat Inc.(a)	194,600	26,072,508
Campbell Soup Co.	413,733	20,533,569
Hershey Co. (The)	537,955	69,729,727
Kellogg Co.	402,820	26,610,289
Lamb Weston Holdings Inc.(b)	158,146	10,110,274
McCormick & Co. Inc./MD, NVS	326,847	58,639,620
Pilgrim’s Pride Corp.(a)	82,702	1,396,837

		213,092,824

Health Care Equipment & Supplies — 7.1%
ABIOMED Inc.(a)	209,550	50,618,898
Align Technology Inc.(a)(b)	368,675	101,179,167
Cooper Companies Inc. (The)(b)	27,892	7,911,287
Haemonetics Corp.(a)	219,913	19,695,408
Hill-Rom Holdings Inc.	37,681	4,136,620
Hologic Inc.(a)	847,233	48,292,281
ICU Medical Inc.(a)(b)	24,453	4,506,932
IDEXX Laboratories Inc.(a)(b)	397,554	131,256,429
Insulet Corp.(a)(b)	297,498	57,791,961
Masimo Corp.(a)(b)	227,777	51,930,878
Novocure Ltd.(a)	470,400	27,894,720
Penumbra Inc.(a)(b)	151,497	27,090,694
Quidel Corp.(a)	175,865	39,348,035
ResMed Inc.(b)	677,328	130,046,976
Steris PLC	21,224	3,256,611
Tandem Diabetes Care Inc.(a)	246,593	24,392,980
Teleflex Inc.(b)	138,285	50,332,974
Varian Medical Systems Inc.(a)(b)	54,795	6,713,483

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	346,699	$78,759,612

		865,155,946

Health Care Providers & Services — 2.8%
Amedisys Inc.(a)	149,526	29,686,892
AmerisourceBergen Corp.(b)	331,108	33,365,753
Cardinal Health Inc.	1,380,107	72,027,784
Chemed Corp.(b)	72,990	32,923,599
DaVita Inc.(a)(b)	65,524	5,185,570
Encompass Health Corp.	208,396	12,905,964
Guardant Health Inc.(a)(b)	351,496	28,516,871
Laboratory Corp. of America Holdings(a)	24,453	4,061,888
McKesson Corp.	568,406	87,204,849
Molina Healthcare Inc.(a)	173,087	30,806,024

		336,685,194

Health Care Technology — 2.8%
Cerner Corp.	1,437,133	98,515,467
Change Healthcare Inc.(a)(b)	842,982	9,441,398
Livongo Health Inc.(a)(b)	254,999	19,173,375
Teladoc Health Inc.(a)	314,819	60,080,058
Veeva Systems Inc., Class A(a)	631,238	147,974,812

		335,185,110

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill Inc.(a)(b)	131,611	138,502,152
Domino’s Pizza Inc.(b)	183,977	67,968,463
Dunkin’ Brands Group Inc.	330,538	21,560,994
Planet Fitness Inc., Class A(a)	215,444	13,049,443
Vail Resorts Inc.(b)	15,121	2,754,290
Wendy’s Co. (The)(b)	848,520	18,480,766
Wynn Resorts Ltd.	114,425	8,523,518
Yum China Holdings Inc.	117,745	5,660,002

		276,499,628

Household Durables — 0.1%
NVR Inc.(a)	1,615	5,262,881
Tempur Sealy International Inc.(a)	165,697	11,921,899

		17,184,780

Household Products — 1.6%
Church & Dwight Co. Inc.	1,160,798	89,729,685
Clorox Co. (The)	422,384	92,658,378
Energizer Holdings Inc.	232,992	11,064,790
Reynolds Consumer Products Inc.	63,059	2,190,670

		195,643,523

Insurance — 0.4%
Alleghany Corp.	6,245	3,054,680
Axis Capital Holdings Ltd.	35,820	1,452,859
Brown & Brown Inc.(b)	59,625	2,430,315
Erie Indemnity Co., Class A, NVS	68,031	13,055,149
Lincoln National Corp.	113,019	4,157,969
Primerica Inc.	117,465	13,696,419
RenaissanceRe Holdings Ltd.	69,073	11,813,555

		49,660,946

Interactive Media & Services — 1.5%
IAC/InterActiveCorp.(a)(b)	354,308	114,583,207
Match Group Inc.(a)(b)	261,591	28,003,317
Pinterest Inc., Class A(a)(b)	1,578,535	34,996,121
Zillow Group Inc., Class A(a)	29,953	1,721,698
Zillow Group Inc., Class C, NVS(a)	70,543	4,063,982

		183,368,325

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 1.0%
Etsy Inc.(a)	558,643	$59,344,646
Expedia Group Inc.	71,669	5,891,192
Grubhub Inc.(a)	41,773	2,936,642
Wayfair Inc., Class A(a)(b)	282,943	55,912,366

		124,084,846

IT Services — 8.8%
Akamai Technologies Inc.(a)(b)	621,355	66,540,907
Black Knight Inc.(a)	683,611	49,602,814
Booz Allen Hamilton Holding Corp.	651,317	50,665,949
Broadridge Financial Solutions Inc.	539,751	68,111,179
CACI International Inc., Class A(a)	18,916	4,102,502
EPAM Systems Inc.(a)	250,607	63,155,470
Fastly Inc., Class A(a)	344,767	29,350,015
FleetCor Technologies Inc.(a)	389,422	97,951,316
Gartner Inc.(a)	409,578	49,694,099
Genpact Ltd.	345,346	12,612,036
GoDaddy Inc., Class A(a)(b)	780,379	57,225,192
Jack Henry & Associates Inc.(b)	282,506	51,989,579
Leidos Holdings Inc.	61,772	5,786,183
MongoDB Inc.(a)(b)	197,834	44,777,748
Okta Inc.(a)(b)	543,380	108,800,977
Paychex Inc.	1,197,105	90,680,704
Science Applications International Corp.	35,409	2,750,571
StoneCo Ltd., Class A(a)	734,531	28,470,422
Switch Inc., Class A(b)	417,784	7,444,911
Twilio Inc., Class A(a)(b)	505,068	110,822,020
VeriSign Inc.(a)	285,869	59,126,285
Western Union Co. (The)	376,477	8,139,433
WEX Inc.(a)(b)	17,619	2,907,311

		1,070,707,623

Leisure Products — 0.2%
Mattel Inc.(a)	966,160	9,342,767
Peloton Interactive Inc., Class A(a)	112,445	6,495,948
Polaris Inc.	28,314	2,620,461

		18,459,176

Life Sciences Tools & Services — 3.2%
10X Genomics Inc., Class A(a)(b)	257,488	22,996,253
Adaptive Biotechnologies Corp.(a)(b)	336,603	16,284,853
Agilent Technologies Inc.	125,975	11,132,411
Avantor Inc.(a)(b)	1,949,298	33,138,066
Bio-Techne Corp.(b)	168,654	44,536,462
Bruker Corp.(b)	207,646	8,447,039
Charles River Laboratories International Inc.(a)(b)	203,912	35,552,057
IQVIA Holdings Inc.(a)	341,200	48,409,456
Mettler-Toledo International Inc.(a)(b)	104,774	84,400,696
PerkinElmer Inc.	102,201	10,024,896
PPD Inc.(a)(b)	247,567	6,634,796
PRA Health Sciences Inc.(a)	254,301	24,740,944
Repligen Corp.(a)	247,144	30,549,470
Syneos Health Inc.(a)	31,672	1,844,894
Waters Corp.(a)(b)	21,428	3,865,611

		382,557,904

Machinery — 1.0%
Allison Transmission Holdings Inc.	345,446	12,705,504
Donaldson Co. Inc.	61,876	2,878,471
Graco Inc.	390,738	18,751,517
Lincoln Electric Holdings Inc.	115,024	9,689,622
Nordson Corp.(b)	222,097	42,134,022

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	455,777	$30,236,246

		116,395,382

Media — 0.9%
Altice USA Inc., Class A(a)(b)	1,531,395	34,517,643
Cable One Inc.(b)	24,050	42,685,143
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	45,544	1,572,179
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	95,234	3,280,811
Nexstar Media Group Inc., Class A	139,225	11,651,740
Sirius XM Holdings Inc.(b)	3,359,353	19,719,402

		113,426,918

Metals & Mining — 0.2%
Royal Gold Inc.	222,116	27,613,461

Multiline Retail — 0.6%
Dollar Tree Inc.(a)	531,136	49,225,685
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	222,468	21,724,000

		70,949,685

Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy Inc.(a)(b)	1,095,179	52,919,049
Equitrans Midstream Corp.	185,055	1,537,807

		54,456,856

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	62,232	2,799,195

Pharmaceuticals — 0.5%
Horizon Therapeutics PLC(a)	804,980	44,740,788
Reata Pharmaceuticals Inc., Class A(a)	99,442	15,514,941

		60,255,729

Professional Services — 3.9%
CoreLogic Inc.	19,920	1,339,022
CoStar Group Inc.(a)(b)	181,730	129,150,059
Equifax Inc.(b)	423,501	72,791,352
IHS Markit Ltd.	1,021,079	77,091,465
TransUnion	816,492	71,067,464
Verisk Analytics Inc.	749,407	127,549,071

		478,988,433

Road & Rail — 0.8%
JB Hunt Transport Services Inc.	107,159	12,895,514
Landstar System Inc.(b)	146,553	16,459,368
Old Dominion Freight Line Inc.(b)	397,056	67,336,727

		96,691,609

Semiconductors & Semiconductor Equipment — 5.4%
Enphase Energy Inc.(a)	500,025	23,786,189
Entegris Inc.(b)	593,459	35,043,754
Inphi Corp.(a)	226,243	26,583,553
KLA Corp.	733,638	142,677,918
Maxim Integrated Products Inc.	417,333	25,294,553
Microchip Technology Inc.	831,374	87,551,996
MKS Instruments Inc.	194,519	22,027,332
Monolithic Power Systems Inc.	205,993	48,820,341
SolarEdge Technologies Inc.(a)(b)	230,019	31,922,037
Teradyne Inc.	780,165	65,931,744
Universal Display Corp.(b)	203,148	30,395,004
Xilinx Inc.	1,154,034	113,545,405

		653,579,826

Software — 19.2%
2U Inc.(a)(b)	97,240	3,691,230
Alteryx Inc., Class A(a)(b)	249,262	40,948,761

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Anaplan Inc.(a)	616,782	$27,946,392
Ansys Inc.(a)(b)	404,788	118,088,803
Aspen Technology Inc.(a)(b)	298,154	30,891,736
Avalara Inc.(a)(b)	364,048	48,451,148
Bill.Com Holdings Inc.(a)	76,076	6,862,816
Cadence Design Systems Inc.(a)	1,302,834	125,019,951
CDK Global Inc.	73,193	3,031,654
Ceridian HCM Holding Inc.(a)(b)	353,106	27,990,713
Citrix Systems Inc.(b)	158,687	23,471,394
Cloudflare Inc., Class A(a)	516,020	18,550,919
Coupa Software Inc.(a)(b)	313,778	86,929,057
Crowdstrike Holdings Inc., Class A(a)	394,814	39,595,896
Datadog Inc., Class A(a)(b)	718,956	62,513,224
DocuSign Inc.(a)(b)	833,118	143,471,251
Dropbox Inc., Class A(a)	1,161,496	25,285,768
Dynatrace Inc.(a)(b)	718,703	29,179,342
Elastic NV(a)(b)	258,646	23,849,748
Everbridge Inc.(a)	161,143	22,295,746
Fair Isaac Corp.(a)	132,061	55,206,780
FireEye Inc.(a)	234,397	2,853,784
Five9 Inc.(a)	292,085	32,325,047
Fortinet Inc.(a)	627,642	86,156,417
Globant SA(a)(b)	171,168	25,649,525
Guidewire Software Inc.(a)(b)	74,680	8,278,278
HubSpot Inc.(a)(b)	195,873	43,944,108
LogMeIn Inc.	19,049	1,614,784
Manhattan Associates Inc.(a)(b)	266,991	25,150,552
Medallia Inc.(a)(b)	387,542	9,781,560
New Relic Inc.(a)(b)	238,306	16,419,283
NortonLifeLock Inc.	2,640,195	52,355,067
Nutanix Inc., Class A(a)(b)	843,353	19,991,683
Pagerduty Inc.(a)(b)	324,170	9,277,745
Palo Alto Networks Inc.(a)	461,760	106,052,419
Paycom Software Inc.(a)	232,720	72,080,366
Paylocity Holding Corp.(a)(b)	163,764	23,891,530
Pegasystems Inc.	167,706	16,966,816
Pluralsight Inc., Class A(a)(b)	444,361	8,020,716
Proofpoint Inc.(a)(b)	267,974	29,777,271
PTC Inc.(a)	493,799	38,412,624
RealPage Inc.(a)(b)	363,312	23,618,913
RingCentral Inc., Class A(a)(b)	361,015	102,892,885
Slack Technologies Inc., Class A(a)	1,767,560	54,953,440
Smartsheet Inc., Class A(a)(b)	522,726	26,617,208
Splunk Inc.(a)	751,303	149,283,906
SS&C Technologies Holdings Inc.	222,268	12,553,697
Synopsys Inc.(a)(b)	656,492	128,015,940
Teradata Corp.(a)(b)	398,275	8,284,120
Trade Desk Inc. (The), Class A(a)(b)	191,113	77,687,435
Tyler Technologies Inc.(a)(b)	184,749	64,085,733
Zendesk Inc.(a)(b)	534,912	47,355,759
Zscaler Inc.(a)(b)	332,799	36,441,491

		2,324,062,431

Security	Shares	Value

Specialty Retail — 4.1%
AutoZone Inc.(a)(b)	65,112	$73,454,149
Best Buy Co. Inc.	195,588	17,068,965
Burlington Stores Inc.(a)(b)	274,969	54,149,645
CarMax Inc.(a)(b)	58,626	5,249,958
Carvana Co.(a)(b)	257,343	30,932,629
Five Below Inc.(a)(b)	258,366	27,621,909
Floor & Decor Holdings Inc., Class A(a)(b)	384,341	22,157,259
O’Reilly Automotive Inc.(a)(b)	345,914	145,861,556
Tractor Supply Co.(b)	545,254	71,859,025
Ulta Beauty Inc.(a)(b)	237,052	48,221,118
Williams-Sonoma Inc.	60,202	4,937,166

		501,513,379

Technology Hardware, Storage & Peripherals — 0.3%
NetApp Inc.	567,947	25,199,809
Pure Storage Inc., Class A(a)(b)	654,898	11,349,382

		36,549,191

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica Inc.(a)	536,915	167,522,849
VF Corp.	89,682	5,465,221

		172,988,070

Trading Companies & Distributors — 1.2%
Fastenal Co.	2,192,882	93,943,065
WW Grainger Inc.	154,123	48,419,282

		142,362,347

Total Common Stocks — 99.8% (Cost: $9,485,620,697)		12,101,887,637

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	740,536,725	741,499,423
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	22,040,000	22,040,000

		763,539,423

Total Short-Term Investments — 6.3% (Cost: $762,695,315)		763,539,423

Total Investments in Securities — 106.1% (Cost: $10,248,316,012)		12,865,427,060

Other Assets, Less Liabilities — (6.1)%		(734,419,794)

Net Assets — 100.0%		$12,131,007,266

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,081,537,201	(341,000,476)	740,536,725	$741,499,423	$2,106,425	(b)	$640,368		$1,002,639
BlackRock Cash Funds: Treasury, SL Agency Shares	15,629,000	6,411,000	22,040,000	22,040,000	8,484		—		—

				$763,539,423	$2,114,909		$640,368		$1,002,639

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	86	09/18/20	$13,288	$250,687
S&P MidCap 400 E-Mini Index	74	09/18/20	13,165	341,851

				$592,538

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,101,887,637	$—	$—	$12,101,887,637
Money Market Funds	763,539,423	—	—	763,539,423

	$12,865,427,060	$—	$—	$12,865,427,060

Derivative financial instruments(a)
Assets
Futures Contracts	$592,538	$—	$—	$592,538

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares